Cash and Cash Equivalents - Schedule of Time Deposit Maturity Dates and Interest Rates (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Total	$ 435,545	$ 18,437,333
TL [Member] | Maturity One [Member]
Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Maturity	Jan. 24, 2025
Total	$ 172,410
TL [Member] | Maturity Two [Member]
Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Interest rate %	30.00%	46.00%
Maturity	Jan. 01, 2025	Jan. 29, 2024
Total	$ 4,380	$ 140,178
TL [Member] | Maturity Three [Member]
Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Interest rate %	40.00%	43.00%
Maturity	Jan. 01, 2025	Jan. 02, 2024
Total	$ 39,910	$ 147,306
TL [Member] | Maturity Four [Member]
Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Interest rate %	40.00%	46.00%
Maturity	Jan. 01, 2025	Jan. 19, 2024
Total	$ 218,845	$ 327,900
TL [Member] | Maturity Five [Member]
Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Interest rate %		43.00%
Maturity		Jan. 05, 2024
Total		$ 28,089
TL [Member] | Maturity Six [Member]
Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Interest rate %		46.00%
Maturity		Jan. 23, 2024
Total		$ 562,071
TL [Member] | Maximum [Member] | Maturity One [Member]
Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Interest rate %	49.00%
TL [Member] | Minimum [Member] | Maturity One [Member]
Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Interest rate %	25.00%
US [Member] | Maturity One [Member]
Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Interest rate %		5.00%
Maturity		Dec. 31, 2023
Total		$ 17,231,789